Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event

12. Subsequent Event

On October 14, 2014, pursuant to a securities purchase agreement (the “Securities Purchase Agreement”), dated as of October 7, 2014, with Sabby Healthcare Volatility Master Fund, Ltd., Sabby Volatility Warrant Master Fund, Ltd., and Andrey and Ruslan Semechkin, the Company’s Chief Executive Officer and Co-Chairman and Chief Scientific Officer and Director, respectively, (together, the “Purchasers”), the Company sold in a private placement (the “Private Placement”) (i) an aggregate of 2,500 shares of Series H Convertible Preferred Stock, par value $0.001 with a stated value of $1,000 per share (the “Series H Preferred Stock”), convertible into 38,777,726 shares of common stock at an initial conversion price of $0.06447, (ii) Series A warrants (the “Series A Warrants”) to purchase up to 38,777,726 shares of common stock for an initial exercise price of $0.0921 per share exercisable immediately and having a term of 5.5 years, (iii) Series B warrants (the “Series B Warrants”) to purchase up to 38,777,726 shares of common stock for an initial exercise price of $0.06447 per share exercisable immediately and having a term of 6 months, (iv) Series C warrants (the “Series C Warrants”, together with the Series A Warrants, the Series B Warrants, collectively, the “Warrants”) to purchase up to 38,777,726 shares of common stock for an initial exercise price of $0.06447 per share exercisable immediately and having a term of 12 months. The aggregate initial gross proceeds received from this transaction were $2.5 million.

The number of shares issuable upon conversion of the Series H Preferred Stock and exercise of the Warrants are adjustable in the event of stock splits, stock dividends, combinations of shares and similar transactions, and pursuant to antidilution provisions. In addition, Purchasers have been granted rights of participation in future offerings of our securities for eighteen months.

The Securities Purchase Agreement entered into in the Private Placement requires the Company to hold a special meeting of stockholders to seek stockholder approval of an increase in the number of authorized shares of common stock under the Company’s certificate of incorporation to 720,000,000 shares and approve a reverse stock split. In connection with the Private Placement, the Company also entered into a registration rights agreement, as amended, with the investors pursuant to which the Company is obligated to file registration statements to register the resale of (i) 200% of the shares of Common Stock issuable upon conversion of the Series H Preferred Stock, and (ii) 100% of the shares of common stock issuable upon exercise of the warrants. In addition to the registration rights, the Purchasers are entitled to receive liquidated damages upon the occurrence of a number of events relating to filing, getting effective and maintaining effective registration statements covering the shares underlying the Series H Preferred Stock and the Warrants, including the failure of the Company to file a resale registration statement by no later than November 13, 2014 and the failure of the Company to have such resale registration statement declared effective by the Securities and Exchange Commission (the “SEC”) by no later than December 13, 2014, subject to certain exceptions.

Subject to certain ownership limitations with respect to the Series H-1 Preferred Stock, the Series H Preferred Stock is convertible at any time into shares of Common Stock at an initial conversion price of $0.06447 per share. The Series H Preferred Stock is non-voting, is only entitled to dividends in the event that dividends are paid on the Common Stock, and will not have any preferences over the Common Stock, except that the Series H Preferred Stock shall have preferential liquidation rights over the Common Stock. Other than the Series H-1 Preferred Stock having a beneficial ownership limitation, the Series H-1 Preferred Stock and Series H-2 Preferred Stock are substantially identical. The conversion price of the Series H Preferred Stock is subject to certain resets as set forth in the Certificates of Designation, including the date of the amendment to the certificate of incorporation with respect to the reverse stock split, the effectiveness dates of the registration statements and the six and twelve month anniversaries of the Closing Date.

The Warrants are immediately exercisable and the exercise price of the Warrants is subject to certain reset adjustments as set forth in the forms of Warrant, including the date of the amendment to the Company’s certificate of incorporation with respect to the reverse stock split, the effectiveness dates of the registration statements and the six and twelve month anniversaries of the date of issuance of the Warrants.

Pursuant to the terms of the Securities Purchase Agreement, the Company may not sell shares to Lincoln Park under the Purchase Agreement with Lincoln Park, or otherwise enter into a variable rate transaction, until March 2016. Additionally, pursuant to the terms of the Securities Purchase Agreement, the Company may not issue any of its securities until the 90th day following the effective date of the registration statement on Form S-1 filed with SEC on November 3, 2014 in connection with registering for resale certain shares of common stock underlying securities issued in the private placement. However, the Company may still issue securities in certain circumstances, including issuing shares in private placements to its officers, directors and employees at market prices and issuing securities pursuant to the Company’s equity incentive plans.

H.C. Wainwright & Co. (the “Placement Agent”) acted as the exclusive placement agent for the Offering pursuant to a placement agency engagement letter, dated as of September 23, 2014, by and between the Placement Agent and the Company (the “Engagement Letter”). Upon the closing of the Offering, pursuant to the Engagement Letter, the Placement Agent received a placement agent fee of $200,000 and a warrant to purchase approximately 9.3 million shares of common stock, as well as the reimbursement of fees and expenses up to $50,000. Similar to the Series A Warrant, the placement agent warrant will have an initial exercise price of $0.0921 per share, be immediately exercisable and will terminate 5.5 years after the date of issuance.

12. Subsequent Events

Additional Financing from Lincoln Park Capital Fund, LLC

Under the Purchase Agreement the Company entered into with Lincoln Park in December 2013, it may sell up to an aggregate of $10,250,000 of common stock from time to time through January 2017. From commencement through December 31, 2013, the Company sold a total of 1,666,666 shares of common stock to Lincoln Park for an aggregate of $250,000 as the Initial Purchase under the Agreement. Subsequent to December 31, 2013, from January 15, 2014 through March 10, 2014, the Company sold an additional 3,800,000 shares to Lincoln Park for an aggregate of approximately $817,000.

S-1 Registration Statement filed in December 2013

The S-1 Registration Statement for the Lincoln Park transaction filed with the SEC in December 2013 and amended in January 2014 to register $10,250,000 of shares of common stock for resale under the Securities Act of 1933 was declared effective on January 13, 2014.